Note 13 - Subsequent Event (Details Textual) - City of Hope [Member] - Subsequent Event [Member]	Nov. 09, 2021 USD ($)
Upfront Fee	$ 5,000,000
License First Anniversary Payment [Member]
License Fees	3,000,000
License Second Anniversary Payment [Member]
License Fees	$ 2,000,000